---------------------------
                                                     OMB APPROVAL
                                                     ---------------------------
                                                     OMB Number: 3235-0570

                                                     Expires: September 30, 2007

                                                     Estimated average burden
                                                     hours per response: 19.4
                                                     ---------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21360
                                  ----------------------------------------------

                           CM Advisers Family of Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  805 Las Cimas Parkway, Suite 430       Austin, Texas                78746
--------------------------------------------------------------------------------
            (Address of principal executive offices)               (Zip code)

                              John F. Splain, Esq.

Ultimus Fund Solutions, LCC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (512) 329-0050
                                                     ---------------------------

Date of fiscal year end:        February 28, 2007
                          ---------------------------------------------

Date of reporting period:       February 28, 2007
                          ---------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                           CM ADVISERS FAMILY OF FUNDS
                               ANNUAL REPORT 2007

                             -----------------------

                                CM ADVISERS FUND
                          CM ADVISERS FIXED INCOME FUND
                                February 28, 2007

This report and the financial statements contained herein are submitted for the general information of the shareholders of the CM Advisers Family of Funds (the "Funds"). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

CM ADVISERS FAMILY OF FUNDS
LETTER TO SHAREHOLDERS                                            APRIL 23, 2007
--------------------------------------------------------------------------------

Dear Shareholders,

The CM Advisers Family of Funds completed its latest fiscal year on February 28, 2007, with two Funds to its family name. During this past fiscal year the original series, the CM Advisers Fund (CMAFX) returned 9.88%, versus 12.03% for the Russell 3000 Index. Since inception on May 13, 2003, the Fund has produced positive annualized returns of 9.48%, versus 14.37% for the Russell 3000 Index.

Our newest series, the CM Advisers Fixed Income Fund (CMFIX), has produced a total return of 11.39% since its inception on March 24, 2006 (approximately 11 months). This compares favorably to the 5.82% return for the Lehman Aggregate Bond Index.

While we are happy with the progress we have made in both funds since their respective inception dates, we believe the current holdings in each Fund have yet to reach their full potential values.

CM ADVISERS FUND:

In short, this past fiscal year continued to be a building year for the CM Advisers Fund. Many companies, especially large blue chip companies, continued to reach what we believe to be bargain levels. A key component of our investment philosophy is our dollar cost averaging strategy. We used this strategy throughout the year to add shares to the existing positions where we deemed it appropriate. Furthermore, we were able to add several newly identified values to the Fund's asset mix.

At the end of the previous fiscal year, the Fund had total net assets of $187,557,117. During the next twelve months, Fund assets increased due to net shareholder deposits and operations (performance) for a total net asset increase of $81,303,576. As of February 28, 2007, the CM Advisers Fund had $268,860,693 in net assets under management.

To give you an idea about the number of values we have been able to identify and purchase this past year using our proprietary valuation methods, we need not look further than to how the existing cash and cash equivalent positions, along with the past year's net increase in assets, were managed. Even though the Fund increased its net asset levels by more than 43% year over year, we were still able to reduce the outstanding cash and cash equivalent holdings from 21.76% (on 2/28/06) of the total portfolio down to just 3.6% (on 2/28/07), its lowest month ending balance since the Fund's inception.

While our total annualized return since inception has been 9.48%, the Fund has not been fully invested in equities. Since inception, the amount invested in cash and cash equivalent positions has averaged 45.97% of the Fund's total assets. If we review the performance of just the equities within the Fund (excluding cash and bonds), the Fund's annualized "EQUITY-ONLY" return since inception has been 32.42% (Source: Century Management). Today, the Fund is 87.1% invested in equities.

We believe the major difference in the Fund's total return versus the Russell 3000 Index for this past year, and since inception, is that the Fund has not been fully invested. Now that the Fund is more fully invested, we believe the Fund's performance is more likely to compare favorably to our benchmark over the long-run.

The CM Advisers Fund is an all-cap value fund. In other words, we are market cap agnostic and therefore look to buy bargains that meet our strict buying criteria regardless of their market caps. Today, we believe that large cap stocks are the cheapest sector of the market and therefore have 55% of the portfolio invested in large cap companies.

                    ---------------------------------------
                     CM ADVISERS FUND MARKET CAPITALIZATION
                    =======================================

                           LARGE               55.96%
                           MEDIUM              16.24%
                           SMALL               19.67%
                           MICRO                8.13%

                     AVERAGE SIZE MARKET CAP: $11.9 BILLION
                    ---------------------------------------
                    Source: Morningstar(R) Dated 02/28/2007
                    ---------------------------------------

CM ADVISERS FIXED INCOME FUND:

The CM Advisers Fixed Income Fund began operations on March 24, 2006. Through fiscal year-end February 28, 2007, approximately 11 months, the Fund returned 11.39%. This compares favorably to the returns of 5.82% for the Lehman Aggregate Bond Index, and 4.21% for the on-the-run(1) 30-year Treasury bond OVER THE SAME TIME PERIOD.

Investment decisions in the Fund are made through the lens of two important investment principles: 1) The average price paid for a security will determine its return; and, 2) The average price paid for a security must incorporate a very favorable risk to reward ratio. The Fund's 2006 fiscal year performance was an example of these principles at work.

The Fund  started  when the Fed funds  policy  rate was at 4.5% and the  30-year
Treasury bond had a yield of 4.68%. Through the course of the year, the Fed funds rate increased to 5.25% ending, at least temporarily, an upward cycle that began with the Fed funds rate at 1% in the spring of 2004. The rise in the Fed funds rate pushed Treasury yields up across the maturity spectrum. The 30-year Treasury yield peaked for the year at 5.31% on May 12, 2006. During this 63 basis point(2) increase in long-term Treasury yields (5.31%-4.68% = 0.63%), the Fund was able to average into long-term Treasury strips at prices we felt offered a significantly favorable risk to reward ratio.

Long-term Treasury yields were not the only yields rising in the spring of 2006, as 30-year fixed rate mortgages peaked on July 21, 2006 at 6.92%. The previous high took place approximately four years earlier on May 17, 2002 at 6.96%. This is up substantially from the 6.04% average from July 19, 2002 to July 21, 2006. This rise in mortgage rates, coupled with the extraordinary rise in home prices over the previous few years, drove home affordability to a 20-year low (June 30, 2006 was the lowest affordability value since the National Association of Realtors started the index in 1986) and effectively ended the real estate boom (Source:
Bloomberg, Federal Home Loan Mortgage Corp).

Meanwhile, the lagged effects of the monetary tightening actions started by the Federal Reserve in 2004 began to impact other areas of the economy, most notably the auto sector. These lagged effects of tighter monetary policy, combined with the ending of the housing boom, were enough to cause economic growth to slow. Real GDP slowed from an average of 4.1% in the first six months of 2006, to an average of 2.25% in the second six months of 2006. As the rate of growth in the economy declined, long-term Treasury yields declined as well. The 30-year Treasury bond ended the fiscal year February 28, 2007 with its yield only 2 basis point higher than it started with at 4.7%. However, even more important is that it ended 61 basis points below the 5.31% peak on May 12, 2006. It was this rally in bond prices from May 12, 2006 to fiscal year-end that produced the bulk of the returns for the Fund.

Had we paid the price for long-term Treasuries that were available on the inception date of the Fund, the Fund would have returned less than 4% for the fiscal year-ending period and would have underperformed the Lehman Aggregate Bond Index substantially. However, by sticking to the investment principles mentioned above, and waiting for a price with a favorable risk to reward ratio, we were able to show better performance for the year. Once again, price does determine return.

We would like to thank all shareholders of the CM Advisers Fund and the CM Advisers Fixed Income Fund for your continued trust and confidence.

Sincerely,

CM Fund Advisers

This report is for the information of shareholders of the CM Advisers Fund and the CM Fixed Income Fund, but it also may be used as sales literature when preceded or accompanied by a current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Funds. The Funds are distributed by Ultimus Fund Distributors, LLC.

--------------------------------------------------------------------------------
1 "On-the-run Treasuries" are the most recently issued U.S. Treasury bonds or notes of a particular maturity. These are the opposite of "off-the-run Treasuries". When quoting the price or yield of a Treasury, all market commentary refers to the on-the-run issue. The on-the-run bond or note is the most frequently traded Treasury security of its maturity. Because on-the-run issues are the most liquid, they typically are slightly more expensive and, therefore, yield less than their off-the-run counterparts.

2 A unit that is equal to 1/100th of 1%, and is used to denote the change in a financial instrument. The basis point is commonly used for calculating changes in interest rates, equity indexes and the yield of a fixed-income security. The relationship between percentage changes and basis points can be summarized as follows: 1% change = 100 basis points and 0.01% = 1 basis point. So, a bond whose yield increases from 5% to 5.5% is said to have increased by 50 basis points; or interest rates that have risen 1% are said to have increased by 100 basis points.

CM ADVISERS FUND
PERFORMANCE INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

        COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
                 CM ADVISERS FUND VERSUS THE RUSSELL 3000 INDEX

                              [LINE GRAPH OMITTED]

                CM ADVISERS FUND             RUSSELL 3000 INDEX
                ----------------             ------------------
            5/13/2003      $  10,000      5/13/2003      $  10,000
            5/31/2003         10,130      5/31/2003         10,258
            8/31/2003         10,270      8/31/2003         10,871
           11/30/2003         10,350     11/30/2003         11,560
            2/29/2004         10,740      2/29/2004         12,508
            5/31/2004         10,820      5/31/2004         12,280
            8/31/2004         10,880      8/31/2004         12,100
           11/30/2004         11,190     11/30/2004         13,068
            2/28/2005         11,531      2/28/2005         13,463
            5/31/2005         11,751      5/31/2005         13,438
            8/31/2005         12,443      8/31/2005         13,953
           11/30/2005         12,353     11/30/2005         14,349
            2/28/2006         12,835      2/28/2006         14,868
            5/31/2006         12,771      5/31/2006         14,800
            8/31/2006         13,016      8/31/2006         15,174
           11/30/2006         14,090     11/30/2006         16,422
            2/28/2007         14,103      2/28/2007         16,657

Past performance is not predictive of future performance.

--------------------------------------------------------------------------------
                          Average Annual Total Returns
                      (for periods ended February 28, 2007)

                                                    1 YEAR      SINCE INCEPTION*
CM Advisers Fund                                     9.88%           9.48%
Russell 3000 Index                                  12.03%          14.37%
--------------------------------------------------------------------------------

* Commencement of operations was May 13, 2003.

This graph depicts the performance of the CM Advisers Fund (the "Fund") versus the Russell 3000 Index. The graph assumes an initial $10,000 investment at May 13, 2003 (Date of Initial Public Investment) and that any dividends or capital gain distributions are reinvested in shares of the Fund. The Fund charges a redemption fee of 1% of the amount redeemed on redemptions of Fund shares occurring within one year following the issuance of such shares. It is important to note the Fund is a professionally managed mutual fund while indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

PERFORMANCE QUOTED ABOVE REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. AN INVESTOR MAY OBTAIN PERFORMANCE DATA, CURRENT TO THE MOST RECENT MONTH-END, BY CALLING SHAREHOLDER SERVICES AT 1-888-859-5856.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual total returns are historical in nature and assume reinvestment of dividends.

CM ADVISERS FIXED INCOME FUND
PERFORMANCE INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

        COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
 CM ADVISERS FIXED INCOME FUND VERSUS THE LEHMAN BROTHERS U.S. AGGREGATE INDEX

                              [LINE GRAPH OMITTED]

                CM ADVISERS FIXED            LEHMAN BROTHERS U.S.
                   INCOME FUND                 AGGREGATE INDEX
                ----------------             ------------------
            3/24/2006      $  10,000      3/24/2006      $  10,000
            5/31/2006          9,820      5/31/2006          9,899
            8/31/2006         10,580      8/31/2006         10,208
           11/30/2006         11,320     11/30/2006         10,486
            2/28/2007         11,032      2/28/2007         10,582

Past performance is not predictive of future performance.

--------------------------------------------------------------------------------
                                 Total Returns
                      (for period ended February 28, 2007)

                                                                SINCE INCEPTION*
CM Advisers Fixed Income Fund                                       10.32%
Lehman Brothers U.S. Aggregate Index                                 5.82%
--------------------------------------------------------------------------------

* Commencement of operations was March 24, 2006.

This graph depicts the performance of the CM Advisers Fixed Income Fund (the "Fund") versus the Lehman Brothers U.S. Aggregate Index. The graph assumes an initial $10,000 investment at March 24, 2006 (Date of Initial Public Investment) and that any dividends or capital gain distributions are reinvested in shares of the Fund. The Fund charges a redemption fee of 1% of the amount redeemed on redemptions of Fund shares occurring within one year following the issuance of such shares. It is important to note the Fund is a professionally managed mutual fund while indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

PERFORMANCE QUOTED ABOVE REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. AN INVESTOR MAY OBTAIN PERFORMANCE DATA, CURRENT TO THE MOST RECENT MONTH-END, BY CALLING SHAREHOLDER SERVICES AT 1-888-859-5856.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns are historical in nature and assume reinvestment of dividends.

CM ADVISERS FUND
SUPPLEMENTARY PORTFOLIO INFORMATION
FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET AND SECTOR ALLOCATION
(% OF NET ASSETS)
--------------------------------------------------------------------------------

[PIE CHART OMITTED]

Consumer Discretionary - 22.5%
Consumer Staples - 19.1%
Financials - 6.9%
Health Care - 4.1%
Industrials - 15.2%
Information Technology - 15.6%
Materials - 3.9%
U.S. Government Obligations - 9.1%
Money Market Funds - 3.6%

TOP 10 HOLDINGS, EXCLUDING CASH AND EQUIVALENTS*
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                             % OF NET ASSETS
--------------------                                             ---------------

U.S. Treasury Bond, stripped principal payment,
     6.25%, due 05/15/2030                                            9.1%
Microsoft Corporation                                                 6.6%
3M Company                                                            4.8%
Wal-Mart Stores, Inc.                                                 4.3%
Gannett Company, Inc.                                                 4.2%
Pfizer, Inc.                                                          4.1%
Talbots, Inc. (The)                                                   3.8%
Kimberly-Clark Corporation                                            3.7%
Marsh & McLennan Companies, Inc.                                      3.7%
Seagate Technology                                                    3.6%

* Cash and equivalents represent 3.8% of net assets.

CM ADVISERS FUND
SUPPLEMENTARY PORTFOLIO INFORMATION
FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION
(% OF NET ASSETS)
--------------------------------------------------------------------------------

[PIE CHART OMITTED]

U.S. Government Obligations - 84.6%
Money Market Funds - 14.8%
Other assets - 0.6%

CM ADVISERS FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2007

------------------------------------------------------------------------------------
    SHARES   COMMON STOCKS -- 87.1%                                        VALUE
------------------------------------------------------------------------------------
             AEROSPACE/DEFENSE -- 0.2%
     25,340  Kaman Corporation......................................    $    578,005
                                                                        ------------

             APPAREL -- 0.9%
     79,000  Kellwood Company.......................................       2,490,870
                                                                        ------------

             BEVERAGES -- 5.2%
    139,635  Anheuser-Busch Companies, Inc..........................       6,853,286
    155,520  Coca-Cola Company (The)................................       7,259,674
                                                                        ------------
                                                                          14,112,960
                                                                        ------------
             CHEMICALS -- 2.1%
    109,125  E.I. Du Pont de Nemours & Company......................       5,538,094
                                                                        ------------

             COMMERCIAL SERVICES -- 1.5%
    148,062  CDI Corporation........................................       3,947,333
                                                                        ------------

             COMPUTERS -- 7.1%
    286,600  Hutchinson Technology, Inc. *..........................       6,482,892
     66,875  Imation Corporation....................................       2,782,669
      7,340  Maxwell Technologies, Inc. *...........................         101,365
    356,665  Seagate Technology.....................................       9,594,288
                                                                        ------------
                                                                          18,961,214
                                                                        ------------
             COSMETICS/PERSONAL CARE -- 3.9%
     99,875  Colgate-Palmolive Company..............................       6,727,580
     81,075  Estee Lauder Companies, Inc. (The) - Class A...........       3,881,871
                                                                        ------------
                                                                          10,609,451
                                                                        ------------
             DISTRIBUTORS/WHOLESALE -- 4.8%
     81,850  CDW Corporation........................................       5,081,248
    485,100  Handleman Company......................................       3,686,760
     52,175  W.W. Grainger, Inc. ...................................       4,025,301
                                                                        ------------
                                                                          12,793,309
                                                                        ------------
             DIVERSIFIED FINANCIAL SERVICES -- 3.2%
     75,675  Wells Fargo & Company..................................       2,625,922
    531,535  W.P. Stewart & Company Ltd.............................       5,884,092
                                                                        ------------
                                                                           8,510,014
                                                                        ------------
             ELECTRONICS -- 1.0%
    120,926  Paxar Corporation *....................................       2,784,926
                                                                        ------------

             FOOD -- 1.0%
     50,300  General Mills, Inc. ...................................       2,834,908
                                                                        ------------

CM ADVISERS FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)

------------------------------------------------------------------------------------
    SHARES   COMMON STOCKS -- 87.1% (CONTINUED)                            VALUE
------------------------------------------------------------------------------------
             HOME FURNISHINGS -- 0.5%
     98,100  La-Z-Boy, Inc. ........................................    $  1,349,856
                                                                        ------------
             HOUSEHOLD PRODUCTS -- 8.3%
     95,275  Avery Dennison Corporation.............................       6,331,977
    221,789  Fossil, Inc. *.........................................       5,970,560
    146,850  Kimberly-Clark Corporation.............................      10,001,954
                                                                        ------------
                                                                          22,304,491
                                                                        ------------
             HOUSEWARES -- 2.0%
    176,675  Newell Rubbermaid, Inc.................................       5,409,788
                                                                        ------------
             INSURANCE -- 3.7%
    339,912  Marsh & McLennan Companies, Inc........................      10,000,211
                                                                        ------------
             MACHINERY - DIVERSIFIED -- 3.3%
    275,200  Briggs & Stratton Corporation..........................       8,046,848
     23,575  Robbins & Myers, Inc...................................         923,433
                                                                        ------------
                                                                           8,970,281
                                                                        ------------
             MEDIA -- 7.0%
    211,640  Dow Jones & Company, Inc...............................       7,631,738
    182,800  Gannett Company, Inc. .................................      11,198,328
                                                                        ------------
                                                                          18,830,066
                                                                        ------------
             MINING -- 1.9%
    356,200  USEC, Inc.*............................................       5,050,916
                                                                        ------------
             MISCELLANEOUS MANUFACTURING -- 8.9%
    175,085  3M Company.............................................      12,970,297
      7,930  Eastman Kodak Company..................................         189,368
    100,425  Illinois Tool Works, Inc...............................       5,191,972
    230,400  Leggett & Platt, Inc...................................       5,488,128
                                                                        ------------
                                                                          23,839,765
                                                                        ------------
             PHARMACEUTICALS -- 4.1%
    436,865  Pfizer, Inc. ..........................................      10,904,150
                                                                        ------------
             RETAIL -- 9.2%
    262,288  Cost Plus, Inc. *......................................       2,816,973
    404,665  Talbots, Inc. (The)....................................      10,213,745
    240,455  Wal-Mart Stores, Inc. .................................      11,613,977
                                                                        ------------
                                                                          24,644,695
                                                                        ------------

CM ADVISERS FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)

------------------------------------------------------------------------------------
    SHARES   COMMON STOCKS -- 87.1% (CONTINUED)                            VALUE
------------------------------------------------------------------------------------
             SOFTWARE -- 6.6%
    632,240  Microsoft Corporation..................................    $ 17,810,201
                                                                        ------------

             TEXTILES -- 0.7%
    153,091  Dixie Group, Inc. (The) *..............................       2,026,925
                                                                        ------------

             TOTAL COMMON STOCKS (Cost $213,985,002) ...............    $234,302,429
                                                                        ------------

------------------------------------------------------------------------------------
   PAR VALUE  U.S. GOVERNMENT OBLIGATIONS -- 9.1%                          VALUE
------------------------------------------------------------------------------------
$73,105,000  U.S. Treasury Bond, stripped principal payment, 6.25%,
             due 05/15/2030 (Cost $23,497,834)......................    $ 24,483,157
                                                                        ------------
------------------------------------------------------------------------------------
    SHARES    MONEY MARKET FUNDS -- 3.6%                                   VALUE
------------------------------------------------------------------------------------
  9,602,198  Evergreen Institutional Treasury Money Market Fund -
             Class I (Cost $9,602,198)..............................    $  9,602,198
                                                                        ------------

             TOTAL INVESTMENTS AT VALUE -- 99.8% (Cost $247,085,034)    $268,387,784

             OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2%..........         472,909
                                                                        ------------

             NET ASSETS -- 100.0%...................................    $268,860,693
                                                                        ============

*    Non-income producing security

See accompanying notes to financial statements.

CM ADVISERS FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2007

------------------------------------------------------------------------------------
  PAR VALUE  U.S. GOVERNMENT OBLIGATIONS -- 84.6%                          VALUE
------------------------------------------------------------------------------------
$ 7,265,000  U.S. Treasury Bond, stripped principal payment, 6.25%,
                due 05/15/2030......................................    $  2,433,077
    800,000  U.S. Treasury Bond, stripped principal payment, 4.50%,
                due 02/15/2036......................................         210,769
                                                                        ------------
             TOTAL U.S. GOVERNMENT OBLIGATIONS
             (Cost $2,510,413).......................................   $  2,643,846
                                                                        ------------

------------------------------------------------------------------------------------
    SHARES   MONEY MARKET FUNDS -- 14.8%                                   VALUE
------------------------------------------------------------------------------------
    463,906  Evergreen Institutional Treasury Money Market Fund -
             Class I (Cost $463,906)................................    $    463,906
                                                                        ------------

             TOTAL INVESTMENTS AT VALUE -- 99.4% (Cost $2,974,319)..    $  3,107,752

             OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.6%..........          18,290
                                                                        ------------

             NET ASSETS -- 100.0%...................................    $  3,126,042
                                                                        ============

See accompanying notes to financial statements.

CM ADVISERS FAMILY OF FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 28, 2007

----------------------------------------------------------------------------------
                                                                       CM ADVISERS
                                                       CM ADVISERS    FIXED INCOME
                                                           FUND           FUND
----------------------------------------------------------------------------------
ASSETS
Investments in securities:
   At cost .........................................   $247,085,034   $  2,974,319
                                                       ============   ============
   At value (Note 2) ...............................   $268,387,784   $  3,107,752
Dividends and interest receivable ..................        572,297          1,769
Receivable for capital shares sold .................        246,015             --
Receivable from Adviser (Note 5) ...................             --         18,446
Other assets .......................................         29,283         22,526
                                                       ------------   ------------
   TOTAL ASSETS ....................................    269,235,379      3,150,493
                                                       ------------   ------------

LIABILITIES
Payable for capital shares redeemed ................         32,032             --
Payable to Adviser (Note 5) ........................        258,597             --
Payable to affiliate (Note 5) ......................         24,223          4,623
Other accrued expenses .............................         59,834         19,828
                                                       ------------   ------------
   TOTAL LIABILITIES ...............................        374,686         24,451
                                                       ------------   ------------

NET ASSETS .........................................   $268,860,693   $  3,126,042
                                                       ============   ============

NET ASSETS CONSIST OF:
Paid-in capital ....................................   $246,258,537   $  2,959,888
Accumulated undistributed net investment income ....        591,627         33,496
Accumulated net realized gains (losses)
   from security transactions ......................        707,779           (775)
Net unrealized appreciation on investments .........     21,302,750        133,433
                                                       ------------   ------------
NET ASSETS .........................................   $268,860,693   $  3,126,042
                                                       ============   ============

Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) ......     21,093,974        293,160
                                                       ============   ============

Net asset value, redemption price and
   offering price per share (a) ....................   $      12.75   $      10.66
                                                       ============   ============

(a) Redemption price may differ from the net asset value per share depending upon the length of time the shares are held (Note 2).

See accompanying notes to financial statements.

CM ADVISERS FAMILY OF FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED FEBRUARY 28, 2007(a)
--------------------------------------------------------------------------------

                                                                              CM ADVISERS
                                                                CM ADVISERS  FIXED INCOME
                                                                    FUND         FUND
------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest .................................................   $ 2,748,159   $   180,145
   Dividend .................................................     4,580,005        13,383
                                                                -----------   -----------
        TOTAL INVESTMENT INCOME .............................     7,328,164       193,528
                                                                -----------   -----------

EXPENSES
   Investment advisory fees (Note 5) ........................     2,863,191        11,850
   Administration fees (Note 5) .............................       261,646        27,944
   Fund accounting fees (Note 5) ............................        57,105        29,100
   Registration fees ........................................        53,260        20,307
   Professional fees ........................................        23,864        26,453
   Transfer agent fees (Note 5) .............................        34,472        14,716
   Postage and supplies .....................................        33,734        11,408
   Custody fees .............................................        35,506         6,005
   Trustee fees and expenses ................................        16,954        12,648
   Compliance service fees (Note 5) .........................         5,533         5,051
   Distribution fees (Note 5) ...............................         4,069         3,656
   Report printing fees .....................................         6,188           626
   Insurance expense ........................................         6,251            71
   Other expenses ...........................................        25,884         1,378
                                                                -----------   -----------
        TOTAL EXPENSES ......................................     3,427,657       171,213
   Advisory fees waived (Note 5) ............................            --       (11,850)
   Expenses reimbursed by Adviser (Note 5) ..................            --      (120,153)
   Distribution fees waived (Note 5) ........................            --        (3,656)
                                                                -----------   -----------
        NET EXPENSES ........................................     3,427,657        35,554
                                                                -----------   -----------

NET INVESTMENT INCOME .......................................     3,900,507       157,974
                                                                -----------   -----------

REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS
   Net realized gains (losses) from security transactions ...     7,591,767          (775)
   Net change in unrealized appreciation/
     depreciation on investments ............................    10,758,384       133,433
                                                                -----------   -----------

NET REALIZED AND UNREALIZED GAINS
   ON INVESTMENTS ...........................................    18,350,151       132,658
                                                                -----------   -----------

NET INCREASE IN NET ASSETS FROM OPERATIONS ..................   $22,250,658   $   290,632
                                                                ===========   ===========

(a) Except for the CM Advisers Fixed Income Fund, which represents the period from the commencement of operations (March 24, 2006) through February 28, 2007.

See accompanying notes to financial statements.

CM ADVISERS FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    YEAR ENDED       YEAR ENDED
                                                                   FEBRUARY 28,     FEBRUARY 28,
                                                                        2007            2006
------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income ......................................   $   3,900,507    $   2,408,087
   Net realized gains from security transactions ..............       7,591,767        6,509,461
   Net change in unrealized appreciation/
     depreciation on investments ..............................      10,758,384        4,978,146
                                                                  -------------    -------------
Net increase in net assets from operations ....................      22,250,658       13,895,694
                                                                  -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income ...................      (3,793,796)      (1,982,698)
   Distributions from net realized gains
     from security transactions ...............................      (7,051,785)      (6,568,722)
                                                                  -------------    -------------
Net decrease in assets from distributions to shareholders .....     (10,845,581)      (8,551,420)
                                                                  -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ..................................      81,912,984      106,153,180
   Net asset value of shares issued in reinvestment of
     distributions to shareholders ............................       9,823,036        7,371,387
   Proceeds from redemption fees collected (Note 2) ...........          55,918           47,529
   Payments for shares redeemed ...............................     (21,893,439)     (11,351,411)
                                                                  -------------    -------------
Net increase in net assets from capital share transactions ....      69,898,499      102,220,685
                                                                  -------------    -------------

TOTAL INCREASE IN NET ASSETS ..................................      81,303,576      107,564,959

NET ASSETS
   Beginning of year ..........................................     187,557,117       79,992,158
                                                                  -------------    -------------
   End of year ................................................   $ 268,860,693    $ 187,557,117
                                                                  =============    =============

ACCUMULATED UNDISTRIBUTED
   NET INVESTMENT INCOME ......................................   $     591,627    $     484,916
                                                                  =============    =============

CAPITAL SHARE ACTIVITY
   Shares sold ................................................       6,603,955        8,867,576
   Shares reinvested ..........................................         765,318          617,512
   Shares redeemed ............................................      (1,768,195)        (949,709)
                                                                  -------------    -------------
   Net increase in shares outstanding .........................       5,601,078        8,535,379
   Shares outstanding, beginning of year ......................      15,492,896        6,957,517
                                                                  -------------    -------------
   Shares outstanding, end of year ............................      21,093,974       15,492,896
                                                                  =============    =============

See accompanying notes to financial statements.

CM ADVISERS FIXED INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                            PERIOD ENDED
                                                                            FEBURARY 28,
                                                                               2007(a)
----------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income ................................................   $   157,974
   Net realized losses from security transactions .......................          (775)
   Net change in unrealized appreciation/depreciation on investments ....       133,433
                                                                            -----------
Net increase in net assets from operations ..............................       290,632
                                                                            -----------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income ...........................................      (124,478)
                                                                            -----------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ............................................     2,851,782
   Net asset value of shares issued in reinvestment of
     distributions to shareholders ......................................       122,591
   Proceeds from redemption fees collected (Note 2) .....................           140
   Payments for shares redeemed .........................................       (14,625)
                                                                            -----------
Net increase in net assets from capital share transactions ..............     2,959,888
                                                                            -----------

TOTAL INCREASE IN NET ASSETS ............................................     3,126,042

NET ASSETS
   Beginning of period ..................................................            --
                                                                            -----------
   End of period ........................................................   $ 3,126,042
                                                                            ===========

ACCUMULATED UNDISTRIBUTED
   NET INVESTMENT INCOME ................................................   $    33,496
                                                                            ===========

CAPITAL SHARE ACTIVITY
   Shares sold ..........................................................       282,766
   Shares reinvested ....................................................        11,811
   Shares redeemed ......................................................        (1,417)
                                                                            -----------
   Net increase in shares outstanding ...................................       293,160
   Shares outstanding, beginning of period ..............................            --
                                                                            -----------
   Shares outstanding, end of period ....................................       293,160
                                                                            ===========

(a) Represents the period from the commencement of operations (March 24, 2006) through February 28, 2007.

See accompanying notes to financial statements.

CM ADVISERS FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------

                                                              YEARS ENDED                      PERIOD
                                              -------------------------------------------       ENDED
                                              FEBRUARY 28,    FEBRUARY 28,    FEBRUARY 28,   FEBRUARY 29,
                                                  2007            2006            2005         2004(a)
                                              -----------     -----------     -----------    -----------
  Net asset value at beginning of period ..   $     12.11     $     11.50     $     10.74    $     10.00
                                              -----------     -----------     -----------    -----------

  Income (loss) from investment operations:
    Net investment income (loss) ..........          0.19            0.17            0.01          (0.01)
    Net realized and unrealized
      gains on investments ................          1.00            1.11            0.78           0.75
                                              -----------     -----------     -----------    -----------
  Total from investment operations ........          1.19            1.28            0.79           0.74
                                              -----------     -----------     -----------    -----------

  Less distributions:
    Dividends from net
      investment income ...................         (0.19)          (0.15)             --             --
    Distributions from net
      realized gains ......................         (0.36)          (0.52)          (0.03)            --
                                              -----------     -----------     -----------    -----------
  Total distributions .....................         (0.55)          (0.67)          (0.03)            --
                                              -----------     -----------     -----------    -----------

  Proceeds from redemption
    fees collected (Note 2) ...............          0.00(f)         0.00(f)         0.00(f)        0.00(f)
                                              -----------     -----------     -----------    -----------

  Net asset value at end of period ........   $     12.75     $     12.11     $     11.50    $     10.74
                                              ===========     ===========     ===========    ===========

  Total return (b) ........................          9.88%          11.31%           7.36%          7.40%(c)
                                              ===========     ===========     ===========    ===========

RATIOS AND SUPPLEMENTAL DATA:
  Net assets at end of period (000's) .....   $   268,861     $   187,557     $    79,992    $    36,589
                                              ===========     ===========     ===========    ===========

  Ratio of gross expenses
    to average net assets .................          1.50%           1.83%           2.03%          2.84%(e)

  Ratio of net expenses
    to average net assets (d) .............          1.50%           1.50%           1.50%          1.50%(e)

  Ratio of net investment income
    (loss) to average net assets (d) ......          1.70%           1.86%           0.10%         (0.30%)(e)

  Portfolio turnover rate .................            22%             19%             18%             6%(c)

(a) Represents the period from the commencement of operations (May 13, 2003) through February 29, 2004.

(b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)   Not annualized.

(d) Ratio was determined after investment advisory fee waivers and/or expense reimbursements.

(e)   Annualized.

(f)   Amount rounds to less than $0.01 per share.

See accompanying notes to financial statements.

CM ADVISERS FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:
--------------------------------------------------------------------------------
                                                                     PERIOD
                                                                      ENDED
                                                                   FEBRUARY 28,
                                                                      2007 (a)
--------------------------------------------------------------------------------
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

   Net asset value at beginning of period .......................  $   10.00
                                                                   ------------

   Income from investment operations:
     Net investment income ......................................       0.58
     Net realized and unrealized gains on investments ...........       0.55
                                                                   ------------
   Total from investment operations .............................       1.13
                                                                   ------------

   Less distributions:
     Dividends from net investment income .......................      (0.47)
                                                                   ------------

   Proceeds from redemption fees collected (Note 2) .............        0.00(f)
                                                                   ------------

   Net asset value at end of period .............................  $   10.66
                                                                   ============

   Total return (b) .............................................      11.39%(c)
                                                                   ============

RATIOS AND SUPPLEMENTAL DATA:
   Net assets at end of period (000's) ..........................  $   3,126
                                                                   ============

   Ratio of gross expenses to average net assets ................       7.28%(e)

   Ratio of net expenses to average net assets (d) ..............       1.50%(e)

   Ratio of net investment income to average net assets (d) .....       6.71%(e)

   Portfolio turnover rate ......................................          0%

(a) Represents the period from the commencement of operations (March 24, 2006) through February 28, 2007.

(b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)   Not annualized.

(d) Ratio was determined after investment advisory fee waivers and/or expense reimbursements.

(e)   Annualized.

(f)   Amount rounds to less than $0.01 per share.

See accompanying notes to financial statements.

CM ADVISERS FAMILY OF FUNDS
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2007
--------------------------------------------------------------------------------

1.  ORGANIZATION

The CM Advisers Fund and the CM Advisers Fixed Income Fund (collectively the "Funds" and individually a "Fund") are each no-load series of the CM Advisers Family of Funds (the "Trust"), which was organized as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, (the "Act"), as amended, as an open-end management investment company.

The CM Advisers Fund commenced operations on May 13, 2003. The investment objective of the Fund is long-term growth of capital.

The CM Advisers Fixed Income Fund commenced operations on March 24, 2006. The investment objective of the Fund is to seek to preserve capital and maximize total return using fixed income securities.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds' significant accounting policies:

INVESTMENT VALUATION - The Funds' investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities which are quoted by NASDAQ are generally valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds' net asset value calculation) or which cannot be accurately valued using the Funds' normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Funds' normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

SHARE VALUATION AND REDEMPTION FEES -- The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share, except that shares of each Fund are subject to a redemption fee of 1% payable to the applicable Fund, if redeemed within one year of the date of the purchase. During the years ended February 28, 2007 and 2006, proceeds from redemption fees totaled $55,918 and $47,529, respectively, for the CM Advisers Fund. During the period ended February 28, 2007, proceeds from redemption fees totaled $140 for the CM Advisers Fixed Income Fund.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME - Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are amortized using the interest method. Gains and losses on securities sold are determined on a specific indentification basis, which is the same basis used for federal income tax purposes.

CM ADVISERS FAMILY OF FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

EXPENSES - The Funds bear expenses incurred specifically on their behalf as well as a portion of general Trust expenses, which are allocated according to methods authorized by the Trustees.

DIVIDEND DISTRIBUTIONS - Dividends arising from net investment income, if any, are declared and paid at least annually to shareholders of the CM Advisers Fund and declared and paid quarterly to shareholders of the CM Advisers Fixed Income Fund. Distributions from capital gains (if any) are generally declared and distributed annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either temporary or permanent in nature. Dividends and distributions are recorded on the ex-dividend date.

The tax character of distributions paid during the periods ended February 28, 2007 and 2006 was as follows:

---------------------------------------------------------------------------------------
                                   PERIODS       ORDINARY    LONG-TERM        TOTAL
                                    ENDED         INCOME   CAPITAL GAINS  DISTRIBUTIONS
---------------------------------------------------------------------------------------
CM Advisers Fund.................  02/28/07    $ 4,532,157   $ 6,313,424   $10,845,581
                                   02/28/06    $ 3,155,004   $ 5,396,416   $ 8,551,420
---------------------------------------------------------------------------------------
CM Advisers Fixed Income Fund....  02/28/07    $   124,478   $        --   $   124,478
---------------------------------------------------------------------------------------

ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.  FEDERAL INCOME TAX

It is each Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies, and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of February 28, 2007:

--------------------------------------------------------------------------------
                                                                    CM ADVISERS
                                                   CM ADVISERS     FIXED INCOME
                                                      FUND             FUND
--------------------------------------------------------------------------------
Tax cost of portfolio investments ............   $ 247,085,034    $   2,974,319
                                                 =============    =============
Gross unrealized appreciation ................   $  26,460,931    $     140,709
Gross unrealized depreciation ................      (5,158,181)          (7,276)
                                                 -------------    -------------
Net unrealized appreciation ..................   $  21,302,750    $     133,433
Undistributed ordinary income ................         591,627           33,496
Undistributed long-term gains ................         707,779               --
Capital loss carryforward ....................              --             (775)
                                                 -------------    -------------
Accumulated earnings .........................   $  22,602,156    $     166,154
                                                 =============    =============
--------------------------------------------------------------------------------

CM ADVISERS FAMILY OF FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

As of February 28, 2007, the CM Advisers Fixed Income Fund had a capital loss carryforward for federal income tax purposes of $775, which expires February 28, 2015. This capital loss carryforward may be utilized in future years to offset net realized capital gains, if any, prior to distribution to shareholders.

4.  INVESTMENT TRANSACTIONS

During the period ended February 28, 2007, cost of purchases and proceeds from sales of investment securities, other than short-term investments and U.S. government securities, were as follows:

--------------------------------------------------------------------------------
                                                                     CM ADVISERS
                                                      CM ADVISERS    FIXEDINCOME
                                                          FUND          FUND
--------------------------------------------------------------------------------
Cost of purchases of investment securities .......   $118,688,436   $         --
                                                     ============   ============
Proceeds from sales of investment securities .....   $ 23,382,941   $         --
                                                     ============   ============
--------------------------------------------------------------------------------

5.  TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT

The Funds pay a monthly advisory fee to the Adviser based upon the average daily net assets of each Fund and calculated at the annual rate of 1.25% for the CM Advisers Fund and 0.50% for the CM Advisers Fixed Income Fund. The Adviser has entered into a contractual agreement (the "Expense Limitation Agreement") with the Funds under which it has agreed to waive or reduce their fees and to assume other expenses of the Funds, if necessary, in an amount that limits the Funds' total operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1
Plan) to not more than 2.00% and 1.50% of the average daily net assets of the CM Advisers Fund and the CM Advisers Fixed Income Fund, respectively. The Adviser has decided to voluntarily waive additional fees so that the expense ratio is not more than 1.50% of average daily net assets for the CM Advisers Fund. There can be no assurance that the Expense Limitation Agreement or any voluntary fee waivers will continue in the future. For the period ended February 28, 2007, the Adviser waived its entire advisory fee with respect to the CM Advisers Fixed Income Fund and reimbursed the Fund for additional expenses in the amount of $120,153. There were no advisory fee waivers or expense reimbursements with respect to the CM Advisers Fund.

ADMINISTRATION AGREEMENT

Under the terms of an Administration Agreement with the Trust, effective November 20, 2006, Ultimus Fund Solutions, LLC ("Ultimus") provides executive and administrative services and internal regulatory compliance services for the Funds. Ultimus supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission ("SEC") and state securities commissions and prepares materials for meetings of the Board of Trustees. For these services, each Fund pays to Ultimus a monthly fee at an annum rate of 0.08% per annum of its average daily net assets up to $500 million, 0.05% of such assets from $500 million to $2 billion, 0.04% of such assets from $2 billion to $3 billion and 0.03% of such assets in excess of $3 billion, provided, however, that the minimum fee is $2,000 per month with respect to each Fund. For the year ended February 28, 2007, Ultimus was paid administration fees of $58,139 and $5,387 by the CM Advisers Fund and the CM Advisers Fixed Income Fund, respectively.

CM ADVISERS FAMILY OF FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

Prior to November 20, 2006, administrative services were provided to the Funds by The Nottingham Company ("TNC"). For the performance of these services, the Funds paid TNC a monthly fee at an annual rate of 0.15% of each Fund's average daily net assets up to $50 million; 0.125% of such assets from $50 million to $100 million; 0.10% of such assets from $100 million to $150 million; and 0.075% of such assets in excess of $150 million, subject to a minimum monthly fee of $2,000. For the year ended February 28, 2007, TNC was paid administration fees of $203,507 and $22,557 by the CM Advisers Fund and the CM Advisers Fixed Income Fund, respectively.

ACCOUNTING SERVICES AGREEMENT

Under the terms of a Fund Accounting Agreement with the Trust, effective November 20, 2006, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Funds. For these services, each Fund pays to Ultimus a base fee of $2,000 per month, plus an asset-based fee at the annual rate of 0.01% of the first $500 million of each Fund's average daily net assets and 0.005% of such assets in excess of $500 million. In addition, the Funds pay all costs of external pricing services. For the year ended February 28, 2007, Ultimus was paid fund accounting fees of $13,999 and $6,813 by the CM Advisers Fund and the CM Advisers Fixed Income Fund, respectively.

Prior to November 20, 2006, accounting services were provided to the Funds by TNC. For the performance of these services, the Funds paid TNC a monthly fee of $2,250 per month, plus an asset-based fee at the annual rate of 0.01% of each Fund's average daily net assets. For the year ended February 28, 2007, TNC was paid fund accounting fees of $43,106 and $22,287 by the CM Advisers Fund and the CM Advisers Fixed Income Fund, respectively.

TRANSFER AGENT AGREEMENT

Under the terms of a Transfer Agent and Shareholder Services Agreement with the Trust, effective November 20, 2006, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives from each Fund a fee, payable monthly, at an annual rate of $17 per account, provided, however, that the minimum fee with respect to each Fund is $1,000 per month if a Fund has 25 shareholder accounts or less and $1,500 per month if a Fund has more than 25 shareholder accounts. In addition, each Fund pays out-of-pocket expenses, including but not limited to, postage and supplies. For the year ended February 28, 2007, Ultimus was paid transfer agent fees of $11,785 and $3,367 by the CM Advisers Fund and the CM Advisers Fixed Income Fund, respectively.

Prior to November 20, 2006, transfer agent and shareholder services were provided to the Funds by North Carolina Shareholder Services, LLC ("NCSS"). For the performance of these services, the Funds paid NCSS a monthly fee at an annual rate of $15 per shareholder account, subject to a $1,500 minimum monthly fee. For the year ended February 28, 2007, NCSS was paid transfer agent fees of $22,687 and $11,349 by the CM Advisers Fund and the CM Advisers Fixed Income Fund, respectively.

DISTRIBUTION AND SERVICE FEES

The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, have adopted a distribution plan pursuant to Rule 12b-1 of the Act for each of the Funds (the "Plans"). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts. The Plans provide that the

CM ADVISERS FAMILY OF FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

Funds may incur certain costs, which may not exceed 0.25% per annum of the CM Advisers Fund's average daily net assets and 0.45% per annum of the CM Advisers Fixed Income Fund's average daily net assets, for each year elapsed subsequent to adoption of the respective Plan, for payment to the distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Funds or support servicing of shareholder accounts. Distribution and service fees in the amounts of $4,069 and $3,656 for the CM Advisers Fund ard the CM Advisers Fixed Income Fund, respectively, were incurred during the period ended February 28, 2007. The Adviser voluntarily waived all of the distribution fees incurred by the CM Advisers Fixed Income Fund.

DISTRIBUTION AGREEMENT

Pursuant to the terms of a Distribution Agreement with the Trust effective November 20, 2006, Ultimus Fund Distributors, LLC (the "Distributor") serves as the Funds' principal underwriter. The Distributor receives annual compensation of $6,000 for such services.

Prior to November 20, 2006, Capital Investment Group, Inc. ("CIG") served as the Funds' principal underwriter. CIG received annual compensation of $5,000 per Fund for such services.

COMPLIANCE SERVICES

Prior to November 20, 2006, The Nottingham Compliance Services, LLC ("TNCS"), a fully owned affiliate of TNC, provided services to assist the Trust's Chief Compliance Officer in monitoring and testing the compliance policies and procedures of the Trust. TNCS received compensation for such services at annual rate of $7,750 per Fund.

6.  CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

7.   ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 (FIN 48) "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing a Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in net asset value calculations as late as the last such calculation in the first required financial statement reporting period. As a result the Funds will incorporate FIN 48 in their semi-annual report on August 31, 2007. At this time, management is evaluating the implications of FIN 48 and does not expect its adoption to impact the amounts reported in the financial statements.

CM ADVISERS FAMILY OF FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

In September  2006,  the  Financial  Accounting  Standards  Board (FASB)  issued
Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of February 28, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of the measurements reported on the statement of changes in net assets for a fiscal period.

CM ADVISERS FAMILY OF FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES OF
CM ADVISERS FAMILY OF FUNDS
AND SHAREHOLDERS OF THE CM ADVISERS FUND
AND THE CM ADVISERS FIXED INCOME FUND

We have audited the accompanying statements of assets and liabilities of the CM Advisers Fund and the CM Advisers Fixed Income Fund, each a series of shares of beneficial interest of CM Advisers Family of Funds, including the portfolios of investments, as of February 28, 2007, and the related statements of operations for the year or period then ended and the statements of changes in net assets and the financial highlights for each of the years or periods in the two year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the CM Advisers Fund for the year ended February 28, 2005 and the period ended February 29, 2004 were audited by other auditors whose report dated March 28, 2005 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2007 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the CM Advisers Fund and the CM Advisers Fixed Income Fund as of February 28, 2007, the results of their operations for the year or period then ended and the changes in their net assets and their financial highlights for each of the years or period in the two year period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                          /s/ BRIGGS, BUNTING & DOUGHERTY, LLP

                                          BRIGGS, BUNTING & DOUGHERTY, LLP



PHILADELPHIA, PENNSYLVANIA
APRIL 12, 2007

CM ADVISERS FAMILY OF FUNDS
ABOUT YOUR FUNDS' EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Funds, you incur ongoing costs, including management fees and other fund expenses. Operating expenses, which are deducted from each Fund's gross income, directly reduce the investment return of the Funds.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates each Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from each Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Funds' costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds' actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not impose any sales loads. However, a redemption fee of 1% is applied on the sale of shares (sold within one year of the date of their purchase.) The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds' expenses, including annual expense ratios for the prior five fiscal years, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds' prospectus.

CM ADVISERS FUND
--------------------------------------------------------------------------------
                                     BEGINNING        ENDING
                                   ACCOUNT VALUE   ACCOUNT VALUE  EXPENSES PAID
                                   SEPT. 1, 2006   FEB. 28, 2007  DURING PERIOD*
--------------------------------------------------------------------------------
Based on Actual Fund Return......    $1,000.00       $1,083.50         $7.75
Based on Hypothetical 5% Return
        (before expenses)........    $1,000.00       $1,017.36         $7.50
--------------------------------------------------------------------------------

* Expenses are equal to the CM Adviser Fund's annualized expense ratio of 1.50% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

CM ADVISERS FAMILY OF FUNDS
ABOUT YOUR FUNDS' EXPENSES (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

CM ADVISERS FIXED INCOME FUND
--------------------------------------------------------------------------------
                                     BEGINNING        ENDING
                                   ACCOUNT VALUE   ACCOUNT VALUE  EXPENSES PAID
                                   SEPT. 1, 2006   FEB. 28, 2007  DURING PERIOD*
--------------------------------------------------------------------------------
Based on Actual Fund Return......    $1,000.00       $1,052.80         $7.63
Based on Hypothetical 5% Return
  (before expenses)..............    $1,000.00       $1,017.36         $7.50
--------------------------------------------------------------------------------

* Expenses are equal to the CM Advisers Fixed Income Fund's annualized expense ratio of 1.50% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The Trust files a complete listing of portfolio holdings for the Funds with the Securities and Exchange Commission (the SEC) as of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-888-859-5856. Furthermore, you may obtain a copy of these filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-859-5856, or on the SEC's website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-888-859-5856, or on the SEC's website at http://www.sec.gov.

FEDERAL TAX INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

In accordance with federal tax requirements, the following provides shareholders with information concerning distributions from ordinary income and net realized gains made by the Funds during the year ended February 28, 2007. For the fiscal year ended February 28, 2007, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The CM Advisers Fund intends to designate up to a maximum amount of its long-term capital gain distributions of $6,313,424 and ordinary income dividends of $4,532,157, as taxed at a maximum rate of 15%. The CM Advisers Fixed Income Fund intends to designate up to a maximum amount of its ordinary income dividends of $124,478 as taxed at maximum rate of 15%.

CM ADVISERS FAMILY OF FUNDS
ADDITIONAL INFORMATION ABOUT TRUSTEES AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------

The business and affairs of the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust is set forth on the following pages. Generally, each Trustee and officer serves an indefinite term or until his resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Funds includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Funds' toll-free at 1-888-859-5856.

                                 POSITION(S)                                                       NUMBER
NAME, ADDRESS                    HELD WITH    LENGTH OF    PRINCIPAL OCCUPATION(S)                 OF FUNDS      OTHER
AND AGE                          TRUST        SERVICE      DURING PAST 5 YEARS                     OVERSEEN      DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Brian R. Bruce (51)              Trustee      Since        Mr. Bruce has been a professor          2             None
5945 Olendower Le.                            5/2003       at Southern Methodist University
Plano, TX 75093                                            since December 2005.
------------------------------------------------------------------------------------------------------------------------------------
Mark F. Ivan (50)                Trustee      Since        Mr. Ivan has been the President         2             None
9743 Niwot Rd.                                5/2003       of Ivan Capital Management, Inc.
Longmont, CO 80504                                         since June 1996.
------------------------------------------------------------------------------------------------------------------------------------
Richard M. Lewis (47)            Trustee      Since        Mr. Lewis has been the Chief            2             Mr. Lewis
1250 S. Capital of Texas Hwy.                 5/2003       Financial Officer of Worldcall,                       serves as a
Building 2, Suite 235                                      Inc., a voice over internet                           director of
Austin, TX 78746                                           protocol telecom company, since                       Worldcall, Inc.
                                                           May 2004. Before joining
                                                           Worldcall, Inc. he was the Chief
                                                           Financial Officer of Bluecurrent,
                                                           Inc., an information technology
                                                           services firm, from January 2002
                                                           to May 2004.
------------------------------------------------------------------------------------------------------------------------------------
A. Zorel Paritzky, M.D. (64)     Trustee      Since        Dr. Paritzky had been a physician       2             None
16133 Ventura Blvd., #1180                    5/2003       with Cardiac Associates Medical
Encino, CA 91436                                           Group, Inc. since 1974. He
                                                           retired in 2006.
------------------------------------------------------------------------------------------------------------------------------------
William R. Reichenstein, Ph.D.   Trustee      Since        Dr. Reichenstein has been a             2             None
(54)                                          5/2003       professor at Baylor University
9623 Oak Springs Dr.                                       since 1990. He is currently the
Waco, TX 76712                                             professor of Finance and the Pat
                                                           and Thomas R. Powers Chair in
                                                           Investment Management -
                                                           Finance, Insurance and Real
                                                           Estate. He is also a Trustee of
                                                           the Epiphany Funds, a
                                                           management investment
                                                           company.
------------------------------------------------------------------------------------------------------------------------------------

CM ADVISERS FAMILY OF FUNDS
ADDITIONAL INFORMATION ABOUT TRUSTEES AND OFFICERS (UNAUDITED)
(CONTINUED)
--------------------------------------------------------------------------------

                                       POSITION(S)                                                      NUMBER
NAME, ADDRESS                          HELD WITH      LENGTH OF      PRINCIPAL OCCUPATION(S)            OF FUNDS    OTHER
AND AGE                                TRUST          SERVICE        DURING PAST 5 YEARS                OVERSEEN DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES* AND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
Arnold Van Den Berg (67)**             Trustee,       Since          Mr. Van Den Berg is the founder     2          None
805 Las Cimas Parkway, Suite 430       Chairman,      11/2002        and President of the Adviser. He
Austin, Texas 78746                    President                     has been a portfolio manager for
                                                                     the Adviser since 1974. He was
                                                                     a general partner of TL Partners,
                                                                     L.P., a limited partnership
                                                                     investing in real estate, from
                                                                     1993 to 2007.
------------------------------------------------------------------------------------------------------------------------------------
James D. Brilliant (41)**              Trustee,       Since          Mr. Brilliant is Vice President and 2          None
805 Las Cimas Parkway, Suite 430       Treasurer      5/2003         a senior portfolio manager of the
Austin, Texas 78746                                                  Adviser. He has been with the
                                                                     Adviser since 1986, and is a
                                                                     Chartered Financial Analyst
                                                                     (CFA).
------------------------------------------------------------------------------------------------------------------------------------
Scott Van Den Berg (40)**              Trustee,       Since          Mr. Van Den Berg is Vice            2          None
805 Las Cimas Parkway, Suite 430       Secretary      5/2003         President of the Adviser and has
Austin, Texas 78746                                                  been with the Adviser since 1992.
                                                                     He is a Certified Financial
                                                                     Planner (CFP) and a Chartered
                                                                     Retirement Plan Specialist
                                                                     (CRPS).
------------------------------------------------------------------------------------------------------------------------------------
Aaron S. Buckholtz (43)                Trustee        Since          Mr. Buckholtz is a financial        2          None
805 Las Cimas Parkway, Suite 430                      5/2003         analyst and a director of the
Austin, Texas 78746                                                  Adviser and has been with the
                                                                     firm since 1990.
------------------------------------------------------------------------------------------------------------------------------------
David V. Swann (41)                    Chief          Since          Mr. Swann is a licensed attorney    None       n/a
805 Las Cimas Parkway, Suite 430       Compliance     10/2004        and serves as the Adviser's Chief
Austin, Texas 78746                    Officer                       Compliance Officer. He has been
                                                                     with the Adviser since 2003 and
                                                                     has served as compliance officer
                                                                     in the industry since 2000.
------------------------------------------------------------------------------------------------------------------------------------

* Each of the Interested Trustees is an Interested Trustee because each is an officer and employee of the Adviser.

** Arnold Van Den Berg and Scott Van Den Berg are related as father and son, respectively. James Brilliant is the son-in-law of Arnold Van Den Berg, and the brother-in-law of Scott Van Den Berg.

CM ADVISERS FAMILY OF FUNDS
CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (UNAUDITED)
--------------------------------------------------------------------------------

On May 4, 2005, Deloitte & Touche LLP ("D&T") was removed as the independent registered public accounting firm for the Trust. D&T was previously engaged as the independent registered public accounting firm to audit the CM Advisers Fund's financial statements.

D&T issued reports on the Fund's financial statements as of February 28, 2005 and February 29, 2004. Such reports did not contain an adverse opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

The decision to remove D&T was approved by the Trust's Audit Committee and ratified by the Board of Trustees. At no time preceding the removal of D&T were there any disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with its report. At no time did any of the events enumerated in paragraphs (1)(v)(A) through (D) of Item 304(a) of Regulation S-K occur.

The Trust engaged Briggs, Bunting & Dougherty, LLP ("BBD") as its new independent registered public accounting firm on May 4, 2005. At no time preceding the engagement of BBD did the Fund consult BBD regarding either (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements, or (ii) any matter that was either the subject of a disagreement or a reportable event, as such terms are defined in Item 304 of Regulation S-K.

                              CM ADVISERS FUND AND
                          CM ADVISERS FIXED INCOME FUND
                                ARE SERIES OF THE
                           CM ADVISERS FAMILY OF FUNDS
                             -----------------------

FOR SHAREHOLDER SERVICE INQUIRIES:          FOR INVESTMENT ADVISER INQUIRIES:

Ultimus Fund Solutions, LLC                 Van Den Berg Management, Inc.
P.O. Box 46707                              (d/b/a CM Fund Advisers)
Cincinnati, OH 45246-0707                   805 Las Cimas Parkway, Suite 430
                                            Austin, Texas 78746

TOLL-FREE TELEPHONE:                        TOLL-FREE TELEPHONE:
1-888-859-5856                              1-888-859-5856

                                            WORLD WIDE WEB @:
                                            centman.com

--------------------------------------------------------------------------------

Investment in the Funds is subject to investment risks, including the possible loss of some or all of the principal amount invested. No investment strategy works all the time, and past performance is not necessarily indicative of future performance.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. A redemption fee of 1% of the amount redeemed is imposed on redemptions of Fund shares occurring within one year following the issuance of such shares.

AN INVESTOR SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE FUNDS CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUNDS. A COPY OF THE PROSPECTUS IS AVAILABLE AT WWW.CENTMAN.COM OR BY CALLING SHAREHOLDER SERVICES AT 1-888-859-5856. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

Stated performance in the CM Advisers Fixed Income Fund was achieved at some or all points during the year by waiving or reimbursing part of the Fund's total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

This Annual Report was first distributed to shareholders on or about April 29, 2007.

             FOR MORE INFORMATION ON YOUR CM ADVISERS MUTUAL FUNDS:

                      See Our Web site @ www.centman.com or

         Call Our Shareholder Services Group Toll-Free at 1-888-859-5856

ITEM 2.  CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Richard M. Lewis. Mr. Lewis is "independent" for purposes of this Item.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $25,500 and $12,000 with respect to the registrant's fiscal years ended February 28, 2007 and 2006, respectively.

     (b) AUDIT-RELATED FEES. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

     (c) TAX FEES. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $4,000 and $1,500 with respect to the registrant's fiscal years ended February 28, 2007 and 2006, respectively. The services comprising these fees are the preparation of the registrant's federal income and excise tax returns.

     (d) ALL OTHER FEES. No fees were billed with respect to the registrant's fiscal year ended February 28, 2007 for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. The aggregate fees billed for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item, were $1,800 with respect to the registrant's fiscal year ended February 28, 2006. The services comprising these fees related to the introduction of a new series of registrant and included review of the registration statement for such new series and issuance of the principal accountant's consent with respect to such registration statement.

   (e)(1) The   audit  committee  has  not  adopted  pre-approval  policies  and procedures  described in paragraph  (c)(7) of Rule 2-01 of  Regulation
          S-X.

   (e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph
          (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) Aggregate non-audit fees of $4,000 and $3,300 were billed by the registrant's accountant for services rendered to the registrant with respect to the fiscal years ended February 28, 2007 and 2006, respectively. No non-audit fees were billed in either of the last two fiscal years by the registrant's accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

     (h) The principal accountant has not provided any non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
         COMPANIES.

Not applicable

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
         INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto





Exhibit 99.CODE ETH       Code of Ethics

Exhibit 99.CERT           Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT        Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   CM Advisers Family of Funds
             -------------------------------------------------------------------



By (Signature and Title)*   /s/ Arnold Van Den Berg
                         -------------------------------------------------------
                           Arnold Van Den Berg, Chairman and President

Date          May 3, 2007
      ----------------------------------





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/ Arnold Van Den Berg
                         -------------------------------------------------------
                           Arnold Van Den Berg, Chairman and President

Date          May 3, 2007
      ----------------------------------



By (Signature and Title)*   /s/ James D. Brilliant
                         -------------------------------------------------------
                           James D. Brilliant, Treasurer

Date          May 3, 2007
      ----------------------------------



* Print the name and title of each signing officer under his or her signature.